Quarterly Report
January 31, 2021
MFS®  Global Growth Fund
WGF-Q1

Portfolio of Investments
1/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Alcoholic Beverages – 3.3%
Diageo PLC	275,210	$11,120,059
Kweichow Moutai Co. Ltd.	19,267	6,310,742
Pernod Ricard S.A.	34,311	6,483,054
		$23,913,855
Apparel Manufacturers – 6.0%
Adidas AG (a)	40,755	$12,958,056
Burberry Group PLC (a)	335,581	7,901,600
LVMH Moet Hennessy Louis Vuitton SE	17,133	10,344,792
NIKE, Inc., “B”	65,775	8,786,882
VF Corp.	47,696	3,666,392
		$43,657,722
Brokerage & Asset Managers – 2.2%
Blackstone Group, Inc.	65,208	$4,381,326
Charles Schwab Corp.	220,693	11,374,517
		$15,755,843
Business Services – 8.9%
Accenture PLC, “A”	70,817	$17,132,049
CGI, Inc. (a)	93,524	7,496,547
Cognizant Technology Solutions Corp., “A”	120,583	9,399,445
Equifax, Inc.	46,741	8,278,298
Fidelity National Information Services, Inc.	61,097	7,543,036
Fiserv, Inc. (a)	113,233	11,627,897
Verisk Analytics, Inc., “A”	14,565	2,672,677
		$64,149,949
Cable TV – 1.6%
Comcast Corp., “A”	232,080	$11,504,206
Computer Software – 4.3%
Microsoft Corp.	135,547	$31,441,482
Computer Software - Systems – 3.8%
Apple, Inc.	139,515	$18,410,399
Samsung Electronics Co. Ltd.	128,515	9,379,270
		$27,789,669
Construction – 1.9%
Otis Worldwide Corp.	100,768	$6,514,651
Sherwin-Williams Co.	10,209	7,062,586
		$13,577,237
Consumer Products – 5.9%
Church & Dwight Co., Inc.	82,118	$6,933,223
Colgate-Palmolive Co.	94,256	7,351,968
Estee Lauder Cos., Inc., “A”	20,384	4,823,874
Kose Corp.	75,100	12,534,241
L’Oréal S.A.	9,729	3,410,251
Reckitt Benckiser Group PLC	87,190	7,404,340
		$42,457,897

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.6%
Amphenol Corp., “A”	90,432	$11,293,148
Fortive Corp.	110,818	7,322,853
TE Connectivity Ltd.	60,399	7,272,040
		$25,888,041
Electronics – 3.4%
Analog Devices, Inc.	44,382	$6,538,800
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	96,501	11,726,801
Texas Instruments, Inc.	39,537	6,550,886
		$24,816,487
Food & Beverages – 3.8%
Danone S.A.	155,007	$10,327,364
Nestle S.A.	125,431	14,051,609
PepsiCo, Inc.	25,200	3,441,564
		$27,820,537
Gaming & Lodging – 0.9%
Flutter Entertainment PLC (a)	35,307	$6,565,509
General Merchandise – 1.8%
Dollarama, Inc.	324,731	$12,694,665
Health Maintenance Organizations – 0.9%
Cigna Corp.	29,768	$6,461,144
Insurance – 2.8%
Aon PLC	62,654	$12,725,028
Marsh & McLennan Cos., Inc.	67,231	7,389,359
		$20,114,387
Internet – 14.0%
Alibaba Group Holding Ltd., ADR (a)	105,894	$26,879,074
Alphabet, Inc., “A” (a)	19,217	35,116,377
Baidu, Inc., ADR (a)	29,750	6,991,845
Naver Corp.	47,380	14,528,285
Tencent Holdings Ltd.	202,700	17,744,981
		$101,260,562
Leisure & Toys – 1.9%
Electronic Arts, Inc.	94,115	$13,477,268
Machinery & Tools – 1.5%
Daikin Industries Ltd.	24,400	$5,194,883
Schindler Holding AG	21,802	5,764,099
		$10,958,982
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	21,275	$4,336,058
PRA Health Sciences, Inc. (a)	56,261	6,933,605
		$11,269,663
Medical Equipment – 9.1%
Abbott Laboratories	37,102	$4,585,436
Agilent Technologies, Inc.	74,740	8,981,506
Becton, Dickinson and Co.	41,036	10,742,814
Boston Scientific Corp. (a)	364,986	12,935,104
Danaher Corp.	19,193	4,564,863

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic PLC	62,757	$6,986,737
Stryker Corp.	40,611	8,975,437
Thermo Fisher Scientific, Inc.	16,138	8,225,539
		$65,997,436
Other Banks & Diversified Financials – 5.2%
Credicorp Ltd.	19,016	$2,858,675
HDFC Bank Ltd. (a)	635,456	12,110,767
Julius Baer Group Ltd.	70,038	4,245,919
Mastercard, Inc., “A”	4,230	1,337,907
Moody's Corp.	20,979	5,585,869
Visa, Inc., “A”	58,754	11,354,210
		$37,493,347
Pharmaceuticals – 2.1%
Bayer AG	96,353	$5,836,520
Roche Holding AG	27,341	9,427,773
		$15,264,293
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	72,749	$6,042,195
Railroad & Shipping – 2.2%
Canadian National Railway Co.	51,880	$5,248,700
Canadian Pacific Railway Ltd.	32,119	10,799,050
		$16,047,750
Restaurants – 0.9%
Starbucks Corp.	68,850	$6,665,369
Specialty Chemicals – 0.8%
Croda International PLC	16,714	$1,439,537
Sika AG	15,174	4,129,304
		$5,568,841
Specialty Stores – 1.8%
Ross Stores, Inc.	59,986	$6,675,842
TJX Cos., Inc.	102,887	6,588,883
		$13,264,725
Telecommunications - Wireless – 1.5%
American Tower Corp., REIT	45,998	$10,458,105
Total Common Stocks		$712,377,166
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.09% (v)	11,092,486	$11,092,486

Other Assets, Less Liabilities – 0.0%		146,658
Net Assets – 100.0%		$723,616,310
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,092,486 and $712,377,166, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$418,090,601	$—	$—	$418,090,601
China	40,181,661	17,744,981	—	57,926,642
Switzerland	23,567,095	14,051,609	—	37,618,704
Canada	36,238,962	—	—	36,238,962
France	6,483,054	24,082,407	—	30,565,461
United Kingdom	27,865,536	—	—	27,865,536
South Korea	14,528,285	9,379,270	—	23,907,555
Germany	18,794,576	—	—	18,794,576
Japan	—	17,729,124	—	17,729,124
Other Countries	37,074,496	6,565,509	—	43,640,005
Mutual Funds	11,092,486	—	—	11,092,486
Total	$633,916,752	$89,552,900	$—	$723,469,652
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,789,020	$25,674,693	$22,371,227	$—	$—	$11,092,486
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,821	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2021, are as follows:
United States	59.3%
China	8.0%
Switzerland	5.2%
Canada	5.0%
France	4.2%
United Kingdom	3.9%
South Korea	3.3%
Germany	2.6%
Japan	2.5%
Other Countries	6.0%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.